Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Proceeds from sale of subsidiaries to related party affiliate			$ 418	$ 0	$ 418	$ 0
YPL (formerly RHL) [member]
Disclosure of transactions between related parties [Line Items]
Dividends received					$ 3,800
Percentage of equity investment					32.07%		42.84%
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares					69.00%
Woodbridge [member] | Affiliated Entity [Member]
Disclosure of transactions between related parties [Line Items]
Proceeds from sale of subsidiaries to related party affiliate		$ 23
Woodbridge [member] | Other Operating Gains Losses [Member] | Affiliated Entity [Member]
Disclosure of transactions between related parties [Line Items]
Gain on sale of subsidiary to related party affiliate		$ 23
Elite [Member]
Disclosure of transactions between related parties [Line Items]
Receivable Amount	$ 8		8		$ 8
Percentage of equity investment	19.90%
Contra expense related to related parties	$ 2
Payables to related parties	$ 16		$ 16		$ 16